Employee benefit plans and compensation plans - Defined contribution plans - Non U.S and U.S. (Details) - USD ($) $ in Millions	9 Months Ended	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Defined contribution plans
Benefit plan expenses recognized		$ 8.3	$ 7.6	$ 4.9
SIHC 401(k) Plan
Defined contribution plans
Employer match, first level, percent		100.00%
Percentage of salary matched, first level, percent		2.00%
Employer match, second level, percent		50.00%
Percentage of salary matched, second level, percent		4.00%
Matching contribution expense		$ 0.8	0.8	1.3
Variable contribution as percentage of salary		7.00%
IRS annual covered compensation limit		$ 0.3
Variable contribution expense				0.3
IMG 401(k) Plan
Defined contribution plans
Employer match, first level, percent		100.00%
Percentage of salary matched, first level, percent		1.00%
Employer match, second level, percent		50.00%
Matching contribution expense	$ 0.3	$ 0.7	0.6
Armada 401(k) Plan
Defined contribution plans
Discretionary matching contributions	$ 0.1	$ 0.2	0.2
Minimum | IMG 401(k) Plan
Defined contribution plans
Percentage of salary matched, second level, percent		1.00%
Maximum | IMG 401(k) Plan
Defined contribution plans
Percentage of salary matched, second level, percent		6.00%
UNITED KINGDOM
Defined contribution plans
Employer contribution as percentage of employees' salary		12.00%
Belgium | Minimum
Defined contribution plans
Employer contribution as percentage of employees' salary		6.50%
Belgium | Maximum
Defined contribution plans
Employer contribution as percentage of employees' salary		8.50%
Bermuda
Defined contribution plans
Employer contribution as percentage of employees' salary		10.00%
Employee vesting period		2 years
Bermuda | Sirius Bermuda Insurance Company Ltd.
Defined contribution plans
Benefit plan expenses recognized		$ 0.6	$ 0.5	$ 0.4
Swisscanto plan | Switzerland | Minimum
Defined contribution plans
Employer share of total premium charges incurred, percent		60.00%
Employee share of total premium charges incurred, percent		30.00%
Swisscanto plan | Switzerland | Maximum
Defined contribution plans
Employer share of total premium charges incurred, percent		70.00%
Employee share of total premium charges incurred, percent		40.00%